MONTEREY
                                                                   MUTUAL
                                                                     FUND













                                                       Annual Report
                                                    November 30, 1997

Dear Shareholder:

November 30, 1997 marked the end of an eventful year for your family of mutual funds. In December of 1996 shareholders approved a number of changes in the Funds' administrative structure; a number of Funds changed their names at that time to reflect modifications in investment focus. Then in March of 1997 the family changed its name from Monitrend to Monterey. Also in March the family added an eighth series, the PIA Global Bond Fund.

Despite these changes, some very fundamental aspects of the fund family have stayed the same. The Funds continue to be managed by experienced investment management firms and serviced by industry leaders in the fields of custody, transfer agency and administration. Shareholder servicing facilities have been upgraded and will continue to offer shareholders current investment options, including the new Roth IRA and Simple IRA account applications.

The investment management of the Funds is performed by three different firms. Pacific Income Advisers, Inc. of Santa Monica, California, acts as investment adviser to the Government Fund, the Equity Fund, the Short-Term Government Fund and the Global Bond Fund. (Camborne Advisors, Inc. of Dallas, Texas, acts as sub-adviser to the Government Fund.) Murphy Investment Management, Inc. of Half Moon Bay, California acts as investment adviser of the Technology Fund, the Biotechnology Fund and the Convertibles Fund. Orrell Capital Management, a division of Orrell and Company of San Francisco, California, acts as investment adviser to the Gold Fund.

The following pages provide detailed information regarding your Fund's schedule of investments, statement of assets and liabilities, operating results and financial highlights. We trust you will find the information useful. We appreciate your continued support of Monterey Mutual Fund.

Lloyd McAdams
Chairman of the Board

FOLLOWING, IS A BRIEF DESCRIPTION AND SUMMARY OF VOTING ON PROPOSALS THAT WERE PUT BEFORE THE SHAREHOLDERS AT A SPECIAL MEETING OF THE SHAREHOLDERS HELD ON

DECEMBER 13, 1996

                              BIOTECHNOLOGY SERIES
                      (FORMERLY GAMING AND LEISURE SERIES)


                                                       FOR      AGAINST  ABSTAIN

                                                       ---      -------  -------

1.  ELECTION OF TRUSTEES                              21,939         0         0

2.  PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT OBJECTIVE OF THE GAMING &
    LEISURE FUND AND RELATED CHANGE IN
    ITS INVESTMENT RESTRICTIONS TO
    REQUIRE IT TO CONCENTRATE ITS
    INVESTMENTS IN THE GROUP OF
    INDUSTRIES CONSTITUTING THE
    BIOTECHNOLOGY SECTOR                              19,370     1,503     1,066

 3. PROPOSAL TO APPROVE CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    GAMING AND LEISURE FUND TO PERMIT IT
    TO EFFECT
    SHORT SALES                                       19,968     1,373       598

 4. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    GAMING AND LEISURE FUND TO PERMIT IT
    TO PURCHASE
    RESTRICTED SECURITIES                             19,002     1,745     1,192

 5. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    GAMING AND LEISURE FUND TO PERMIT IT
    TO PURCHASE
    FOREIGN SECURITIES AND CURRENCIES                 19,981     1,958         0

 6. PROPOSAL TO APPROVE CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    GAMING AND LEISURE FUND TO PERMIT IT
    TO LEND ITS
    PORTFOLIO SECURITIES                              19,500     2,439         0

 7. PROPOSAL FOR A NEW INVESTMENT
    ADVISORY AGREEMENT BETWEEN MONITREND
    MUTUAL FUND AND MURPHY INVESTMENT
    MANAGEMENT, INC
    WITH RESPECT TO THE GAMING & LEISURE FUND         18,752     2,569       468

                                TECHNOLOGY SERIES

                                                       FOR     AGAINST   ABSTAIN

                                                       ---     -------   -------
 1. ELECTION OF TRUSTEES                              20,128      975          0

 2. PROPOSAL TO APPROVE A NEW INVESTMENT
    ADVISORY AGREEMENT BETWEEN MONITREND
    MUTUAL FUND AND MURPHY INVESTMENT
    MANAGEMENT, INC. WITH RESPECT TO THE
    TECHNOLOGY FUND                                   18,546      975      1,582


                                GOVERNMENT SERIES

 1. ELECTION OF TRUSTEES                               53,620         0        0

 2. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    PIA-MONITREND GOVERNMENT INCOME FUND
    TO PERMIT IT TO
    PURCHASE FOREIGN SECURITIES AND CURRENCIES         36,813    16,807        0

 3. PROPOSAL TO APPROVE A NEW INVESTMENT
    ADVISORY AGREEMENT BETWEEN MONITREND
    MUTUAL FUND AND PACIFIC INCOME
    ADVISERS, INC. WITH RESPECT T THE
    PIA-MONITREND
    GOVERNMENT INCOME FUND                             52,567         0    1,053

 4. PROPOSAL TO APPROVE A NEW
    SUB-ADVISORY AGREEMENT BETWEEN
    PACIFIC INCOME ADVISERS, INC. AND
    CAMBORNE ADVISORS, INC. WITH RESPECT
    TO THE PIA-MONITREND
    GOVERNMENT INCOME FUND                             53,620         0        0

                                   GOLD SERIES

                                                      FOR       AGAINST  ABSTAIN

                                                      ---       -------  -------

 1. ELECTION OF TRUSTEES                              93,336          0        0

 2. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE GOLD
    FUND TO PERMIT IT TO PURCHASE
    RESTRICTED
    SECURITIES                                        91,744      1,417      175

 3. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE GOLD
    FUND TO PERMIT IT TO PURCHASE GOLD,
    SILVER, PLATINUM AND
    PALLADIUM                                         93,056        203       77

 4. PROPOSAL TO APPROVE A NEW INVESTMENT
    ADVISORY AGREEMENT BETWEEN MONITREND
    MUTUAL FUND AND ORRELL AND COMPANY
    INC. WITH RESPECT TO THE GOLD FUND.               87,966        203    5,167


                          SHORT-TERM GOVERNMENT SERIES
                (FORMERLY PIA ADJUSTABLE RATE GOVT. SEC. SERIES)

 1. ELECTION OF TRUSTEES                                344,852       0        0

 2. PROPOSAL TO APPROVE CHANGE IN THE
    INVESTMENT OBJECTIVE OF THE PIA
    ADJUSTABLE RATE GOVERNMENT SECURITIES
    FUND                                                344,852       0        0

 3. PROPOSAL TO APPROVE CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE PIA
    ADJUSTABLE RATE FUND TO PERMIT IT TO
    PURCHASE AND SELL FUTURES CONTRACTS
    ON DEBT SECURITIES AND PURCHASE AND
    WRITE PUT AND CALL OPTIONS ON DEBT
    SECURITIES AND FUTURES
    CONTRACTS ON DEBT SECURITIES                        344,852       0        0

 4. PROPOSAL TO APPROVE A NEW INVESTMENT
    ADVISORY AGREEMENT BETWEEN MONITREND
    MUTUAL FUND AND PACIFIC INCOME
    ADVISERS, INC. WITH RESPECT TO THE
    PIA ADJUSTABLE RATE
    GOVERNMENT SECURITIES FUND                          344,852       0        0

                                  EQUITY SERIES
                            (FORMERLY GROWTH SERIES)

                                                         FOR     AGAINST ABSTAIN
                                                         ---     ------- -------

1. ELECTION OF TRUSTEES                                 18,959        0        0

3. PROPOSAL TO APPROVE A NEW INVESTMENT
ADVISORY AGREEMENT BETWEEN MONITREND

AND PACIFIC INCOME ADVISERS                             17,467    1,492        0




                         TECHNOLOGY CONVERTIBLES SERIES
                      (FORMERLY GROWTH AND INCOME SERIES)

 1. ELECTION OF TRUSTEES                               41,673      720         0

 2. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    GROWTH & INCOME FUND TO PERMIT IT TO
    EFFECT
    SHORT SALES                                        31,041    4,397     6,754

 3. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    GROWTH & INCOME FUND TO PERMIT IT TO
    PURCHASE
    RESTRICTED SECURITIES                              29,547    4,194     8,652

 4. PROPOSAL TO APPROVE A CHANGE IN THE
    INVESTMENT RESTRICTIONS OF THE
    GROWTH & INCOME FUND TO PERMIT IT TO
    PURCHASE AND WRITE PUT AND CALL
    OPTIONS AND PURCHASE AND SELL
    FUTURES CONTRACTS ON STOCK
    INDICES AND DEBT SECURITIES                        31,796    3,844     6,753

 5. PROPOSAL TO APPROVE A CHANGE IN THE
    SUBCLASSIFICATION OF THE GROWTH &
    INCOME FUND FROM THAT OF A
    "DIVERSIFIED COMPANY"
    TO THAT OF A "NON-DIVERSIFIED COMPANY"            31,728    1,436     8,462

 6. PROPOSAL TO APPROVE A NEW INVESTMENT
    ADVISORY AGREEMENT BETWEEN MONITREND
    MUTUAL FUND AND MURPHY INVESTMENT
    MANAGEMENT, INC. WITH RESPECT TO THE
    GROWTH & INCOME FUND                               33,912    1,342     6,747



                              MONTEREY MUTUAL FUND
                  Schedules of Investments - November 30, 1997


MURPHY NEW WORLD TECHNOLOGY
CONVERTIBLE FUND
--------------------------------------------------------------------------------
Principal
Value                                                                    Value
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS 52.30%

            CONVERTIBLE BONDS 52.30%
  300,000   Convex Computer Corp Convertible,
              6.00%, due 3/01/12 ..................................... $ 294,375
  426,000   Glycomed Inc Convertible,
              7.50%, due 01/01/03 ....................................   378,607
   75,000   Macneal-Schwendler Corp Convertible,
              7.875%, due 8/18/04 ....................................    77,344
                                                                         -------
                                                                         750,326
                                                                         -------
TOTAL LONG TERM INVESTMENTS
            (cost $746,525) ...........................................  750,326

LONG OPTIONS 2.43%
       15   S&P 500 Index Opt Put Dec/960
              (cost $61,575) ..........................................   34,875

SHORT TERM INVESTMENTS 4.88%
   70,000    Star Treasury Fund
              (cost $70,000) ..........................................   70,000
                                                                         -------
TOTAL INVESTMENTS
            (cost $878,100) .............. 59.61%                        855,201
Other assets less liabilities ............ 40.39%                        579,395
                                                                         -------

TOTAL NET ASSETS ........................ 100.00%                    $ 1,434,596
                                                                     ===========



OCM GOLD FUND
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------

COMMON STOCKS 88.59%
                 MAJOR GOLD PRODUCERS 36.61%
 6,500           Barrick Gold Corp. ...........................        $107,656
12,500           Homestake Mining Co. .........................         131,250
 8,000           Newmont Mining Corp. .........................         240,500
 9,500           Placer Dome Inc. .............................         116,375
                                                                        ------
                                                                        595,781
                                                                        -------

                 INTERMEDIATE GOLD PRODUCERS 10.75%
16,000           Amax Gold Inc.* ..............................          35,000
 5,000           Ashanti Goldfields Ltd. ......................          35,938
13,000           Battle Mountain Gold Co. .....................          65,813
 3,000           WMC Ltd. .....................................          38,250
                                                                        -------
                                                                        175,001
                                                                        -------

                 MID-TIER GOLD PRODUCERS 10.32%
  1,000          Getchell Gold Corp.* .........................          26,250
 18,000          Goldcorp Class A* ............................          54,000
 10,000          Kinross Gold Corp.* ..........................          28,750
 10,000          Meridian Gold Inc.* ..........................          22,500
 12,500          Pegasus Gold Inc.* ...........................          10,156
 10,000          TVX Gold Inc.* ...............................          26,250
                                                                        -------
                                                                        167,906
                                                                        -------

                 JUNIOR GOLD PRODUCERS 7.33%
  8,000          Alta Gold Co.* ...............................          12,750
 10,000          Dayton Mining.Inc.* ..........................          17,212
  4,000          Miramar Mining Corp.* ........................           7,306
 25,000          Richmont Mines Inc.* .........................          58,837
 10,000          River Gold Mines Ltd. ........................          23,183
                                                                        -------
                                                                        119,288
                                                                        -------


* Non income producing security

                       See notes to financial statements


                                      -7-



                              MONTEREY MUTUAL FUND
                  Schedules of Investments - November 30, 1997




OCM GOLD FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------
                 EXPLORATION AND DEVELOPMENT
                 COMPANIES 7.46%
 20,000          Britannia Gold Corp.* ........................          $4,075
  5,000          Crown Resources Corp.* .......................          21,719
 30,000          Franc-Or Resources Corp.* ....................           8,430
 20,000          Gold Standard Inc.* ..........................          14,375
 10,000          Golden Queen Mining Ltd.* ....................           4,215
 12,438          New Venoro Gold Corp.* .......................           1,311
 25,000          Omni Resources Inc.* .........................           3,688
100,000          Silver Eagle Resources* ......................          18,968
 30,000          South American Gold & Copper Ltd.* ...........           3,372
 30,000          U.S. Gold Corp.* .............................          22,500
  3,500          Sutton Resources* ............................          18,813
                                                                        -------
                                                                        121,466
                                                                        -------

                 PRIMARY SILVER PRODUCERS 7.69%
  3,500          Coeur D'Alene Mines Corp.* ...................          30,187
 10,000          Hecia Mining Co.* ............................          49,375
  5,000          Pan American Silver Corp.* ...................          45,625
                                                                        -------
                                                                        125,187
                                                                        -------

                 PLATINUM/PALLADIUM PRODUCERS 4.49%
  4,000          Stillwater Mining Co.* .......................          73,000
                                                                        -------

                 GOLD MINING ROYALTY COMPANIES 3.94%
  6,000          Euro-Nevada Mining* ..........................          64,070
                                                                         -------

                 NON-FERROUS METAL 0%
100,000          Banner Mining Corp.* .........................               0

TOTAL COMMON STOCKS
                (cost $ 2,693,772) ............................       1,441,699
                                                                     ----------

SHORT TERM INVESTMENTS 4.92%
 80,000          Star Treasury Fund (cost $80,000) ............          80,000
                                                                    -----------

TOTAL INVESTMENTS
                (cost $2,773,772) .....................  93.51%       1,521,699
OTHER ASSETS LESS LIABILITIES .........................   6.49%         105,621
                                                                   ------------

TOTAL NET ASSETS .....................................  100.00%    $  1,627,320
                                                                   ============



CAMBORNE GOVERNMENT
INCOME FUND
--------------------------------------------------------------------------------
Principal
Value                                                                     Value
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 101.25%
                 ASSET BACKED 7.68%
 28,880          Prudential 1993-59 A5 7.125%, due 12/25/00 ...          $28,772
 38,853          Travelers Mortgage Sec, 12.00%, due 03/01/14 .           45,014
                                                                         -------
                                                                          73,786
                                                                         -------
                 CORPORATE 22.29%
 85,000          W.R. Berkley, 9.875%, due 05/15/08 ...........          105,088
100,000          Westvaco Corp, 10.125%, 06/01/19 .............          109,137
                                                                         -------
                                                                         214,225
                                                                         -------
                 GOVERNMENT AGENCIES 39.41%
 16,451          GNMA 9.50%, due 09/15/19 .....................           17,900
 36,400          GNMA ARM 6.00%, due 10/15/27 .................           36,639
162,605          FNMA CMO 11.00%, due 04/25/07 ................          179,993
145,000          FHR 1617 PN 6.50%, due 11/15/23 ..............          144,217
                                                                         -------
                                                                         378,749
                                                                         -------
                 U.S. GOVERNMENT SECURITIES 31.87%
170,000          U.S. Treasury Notes 6.625%, due 05/15/07 .....          178,606
 50,000          U.S. Treasury Notes 5.750%, due 11/30/02 .....           49,863
 75,000          U.S. Treasury Notes 6.375%, due 08/15/27 .....           77,859
                                                                         -------
                                                                         306,328
                                                                         -------
TOTAL LONG TERM INVESTMENTS
                (cost $ 910,478) ..............................          973,088
                                                                         -------
SHORT TERM INVESTMENTS 4.78%
 46,000          Star Treasury Fund (cost 46,000) .............           46,000
                                                                         -------
TOTAL INVESTMENTS
                (cost $956,478) ....................... 106.03%        1,019,088
                                                                       ---------
OTHER ASSETS LESS LIABILITIES ......................... (6.03)%          (57,990)
                                                                       ---------

TOTAL NET ASSETS                                       100.00%         $ 961,098
                                                                       =========

*Non income producing security

                       See notes to financial statements

                                      -8-




                              MONTEREY MUTUAL FUND
                  Schedules of Investments - November 30, 1997



PIA EQUITY FUND
--------------------------------------------------------------------------------
Shares                                                                     Value
 --------------------------------------------------------------------------------
                 COMMON STOCKS 98.35%
                 AUTO PARTS 5.13%
  1,460          Arvin Industries Inc. ........................          $50,370
  1,400          OEA Inc. .....................................           43,575
  1,930          Standard Products Co. ........................           48,491
                                                                         -------
                                                                         142,436
                                                                         -------
                 BANKING & FINANCIAL SERVICE 2.09%
  1,700          Trans Financial Inc. .........................           58,013
                                                                         -------

                 BUILDING & CONSTRUCTION 5.62%
  2,510          Kaufman & Broad Home Corp. ...................           54,436
  1,000          Lone Star Industries .........................           52,125
  2,600          Republic Group Inc. ..........................           49,562
                                                                         -------
                                                                         156,123
                                                                         -------

                 CAPITAL GOODS 2.41%
  2,100          Callaway Golf ................................           66,938
                                                                         -------

                 CHEMICALS 1.95%
  1,100          Fuller (H.B.) Co. ............................           54,175
                                                                         -------

                 COMMUNICATION 2.32%
  1,400          Century Telephone Enterprise .................           64,488
                                                                         -------

                 FOOD & RELATED 3.42%
  2,200          Herbalife International Inc. .................           43,175
  1,700          Hormel Foods Corp. ...........................           51,850
                                                                         -------
                                                                          95,025
                                                                         -------

                 INSURANCE 9.53%
  1,000          Capital Re Corp. .............................           56,062
  1,100          Fremont General Corp .........................           50,600
    900          Mid-Ocean Ltd Ord A ..........................           55,800
  1,000          Protective Life Corp. ........................           56,125
    910          Selective Insurance Group ....................           46,126
                                                                         -------
                                                                         264,713
                                                                         -------

PIA EQUITY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------
                 MACHINERY 5.60%
  1,800          Agco Corp. ...................................          $49,275
  1,100          Blount Intl Inc., Class A ....................           55,619
  1,520          Idex Corp. ...................................           50,635
                                                                         -------
                                                                         155,529
                                                                         -------

                 MANUFACTURING 6.85%
  2,000          Brush Wellman Inc ............................           47,500
  1,020          Carpenter Technology .........................           48,067
  1,400          Flowserve Corp ...............................           37,625
  3,285          Mascotech Inc. ...............................           56,872
                                                                         -------
                                                                         190,064
                                                                         -------

                 MEDICAL 4.99%
  2,100          American Health Properties ...................           54,600
  1,700          ICN Pharmacauticals Inc. .....................           84,044
                                                                         -------
                                                                         138,644
                                                                         -------

                 METALS & MINING 1.76%
  1,130          Cleveland-Cliffs Inc. ........................           48,731
                                                                         -------
                                                                          48,731
                                                                         -------

                 OIL, ENERGY & NATURAL GAS 10.07%
  1,430          Eastern Enterprises ..........................           57,557
  2,050          Piedmont Natural Gas Co. .....................           67,009
  3,220          Quaker State Corp. ...........................           49,507
  1,500          Ultramar Diamond Shamrock Corp. ..............           45,656
  1,300          Wicor Inc., ..................................           59,963
                                                                         -------
                                                                         279,692
                                                                         -------

                 PUBLISHING 6.04%
  1,900          Banta Corp. ..................................           47,975
  1,940          Lee Enterprises Inc. .........................           53,714
  2,300          McClatchy Newspapers .........................           66,125
                                                                         -------
                                                                         167,814
                                                                         -------


                       See notes to financial statements

                                      -9-



                              MONTEREY MUTUAL FUND
                  Schedules of Investments - November 30, 1997



PIA EQUITY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------


                 REAL ESTATE & MORTGAGE RELATED 8.37%
  2,400          Duke Realty Investment Inc. ..................          $55,200
  1,300          Felcor Suite Hotels Inc. .....................           47,206
  1,200          Macerich Company The .........................           32,550
  4,000          Tower Realty Trust Inc.* .....................           97,500
                                                                         -------
                                                                         232,456
                                                                         -------

                 RESTAURANTS 2.02%
  2,790          Bob Evans Farms ..............................           56,149
                                                                         -------

                 RETAIL 5.42%
  1,530          American Greetings Corp: CL A ................           56,132
  2,400          Ross Stores Inc. .............................           94,200
                                                                         -------
                                                                         150,332
                                                                         -------

                 TECHNOLOGY 1.81%
  1,200          Tektronix Inc. ...............................           50,325
                                                                         -------
                TRANSPORTATION &
                 EQUIPMENT 10.93%
  1,200          Caliber System Inc ...........................           64,125
    800          GATX Corporation .............................           48,600
  1,760          Illinois Central Corp., Ser A ................           63,470
  2,200          Roadway Express Inc. .........................           59,675
  2,200          USFreightways Corp ...........................           67,581
                                                                         -------
                                                                         303,451
                                                                         -------

                 UTILITIES 2.02%
  2,740          Public Service Co., of NM ....................           55,999
                                                                         -------

TOTAL COMMON STOCKS
                   (Cost  $2,591,611) .........................        2,731,097
                                                                       ---------

SHORT TERM INVESTMENTS 4.90%
136,000          Star Treasury Fund (Cost $136,000) ...........          136,000
                                                                       ---------




PIA EQUITY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS

                  (Cost $2,727,611) .................. 103.25%       $ 2,867,097
OTHER ASSETS LESS LIABILITIES ........................  (3.25)%          (90,148)
                                                                     -----------
TOTAL NET ASSETS ..................................... 100.00%        $2,776,949
                                                                     ===========


MURPHY NEW WORLD
BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS 68.85%

                 BIOCHEMISTRY 11.19%
 10,000          Ambi Inc.* ...................................           24,688
  2,000          Arqule Inc.* .................................           41,875
  3,000          Arris Pharmaceutical Corp. * .................           28,687
  1,600          Sequana Therspeutics Inc.* ...................           19,900
  1,700          Synaptic Pharmaceutiacl Corp.* ...............           21,303
 25,000          Trega Blosciences Inc.* ......................           92,188
  2,500          Vical Inc.* ..................................           34,688
                                                                         -------
                                                                         263,329
                                                                         -------

                 BIOTECHNOLOGY 54.94%
 10,000          Alteon Inc.* .................................           57,813
  7,000          Amylin Pharmaceutical Inc.* ..................           47,469
  2,200          Anergen Inc.* ................................            5,775
  6,000          Cephalon Inc.* ...............................           61,125
  2,200          Chiron Corp.* ................................           40,081
  1,500          Cocensys Inc.* ...............................            5,156
  6,000          Cor-Therapeutice Inc.* .......................          136,875
  1,800          Corvas International Inc.* ...................            8,100
  2,500          Cytel Corp.* .................................            4,961
  4,600          Geron Corp.* .................................           39,387
    500          Gulford Pharmaceuticals Inc.* ................           11,281
  3,600          Idec Pharmaceuticals Inc.* ...................          125,888
  1,400          ISIS Pharmaceuticals* ........................           20,650



                       See notes to financial statements

                                      -10-



                              MONTEREY MUTUAL FUND
                  Schedules of Investments - November 30, 1997


MURPHY NEW WORLD
BIOTECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
  3,100          Ligand Pharmaceuticals Inc. CL B* ............           40,106
 30,000          Neurobiological Technology* ..................           58,125
  4,600          Neurocrine* ..................................           40,538
  1,700          Ribozyme Pharmaceuticals Inc.* ...............           15,406
  7,000          Scios* .......................................           53,156
  2,900          Sugen Inc.* ..................................           40,600
 70,000          Xoma Corp.* ..................................          480,156
                                                                       ---------
                                                                       1,292,648
                                                                       ---------

                MEDICAL DEVICES 2.72%
 14,000          Insite Vision Inc.* ..........................           49,875
    600          Pharmacyclles Inc.* ..........................           14,250
                                                                       ---------
                                                                          64,125
                                                                       ---------
TOTAL COMMON STOCKS
                  (Cost  $1,496,572) ..........................        1,620,102
                                                                       ---------

LONG OPTIONS 1.48%
     15          S&P 500 Index Opt Put Dec/960 (Cost $61,575) .           34,875
                                                                       ---------

SHORT TERM INVESTMENTS 4.85%
114,000          Star Treasury Fund (Cost $114,000) ...........          114,000
                                                                       ---------

TOTAL INVESTMENTS
                        (Cost $1,672,147) .............. 75.18%        1,768,977
OTHER ASSETS LESS LIABILITIES. ......................... 24.82%          584,012
                                                                       ---------

TOTAL NET ASSETS ...................................... 100.00%      $ 2,352,989
                                                                     ===========

MURPHY NEW WORLD
TECHNOLOGY FUND
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS 81.03%

                 BIOCHEMISTRY 12.30%
  1,500          Arris Pharmaceutical Corp. * .................          $14,344
  1,500          Sequana Therspeutics Inc.* ...................           18,656
  4,200          Synaptic Pharmaceutiacl Corp.* ...............           52,631
 18,000          Trega Blosciences Inc.* ......................           66,375
  1,800          Vical Inc.* ..................................           24,975
                                                                       ---------
                                                                         176,981
                                                                       ---------
                 BIOTECHNOLOGY 22.06%
  1,000          Amylin Pharmaceuticals Inc.* .................            6,781
  5,000          Anergen Inc.* ................................           13,125
  4,000          Celrix Pharmaceuticals Inc.* .................            9,562
  4,000          Cephalon Inc.* ...............................           40,750
  2,000          Cocensys Inc.* ...............................            6,875
    800          Cortex Pharmaceuticals Inc.* .................            1,975
  2,000          Corvas International Inc.* ...................            9,000
  5,000          Cytel Corp.* .................................            9,922
  1,500          ISIS Pharmaceuticals* ........................           22,125
  1,500          Ligand Pharmaceuticals Inc. CL B* ............           19,406
 22,000          Neurobiological Tech.* .......................           42,625
  2,000          Ribozyme Pharmaceuticals Inc.* ...............           18,125
  2,000          Sugen Inc.* ..................................           28,000
 13,000          Xoma Corp.* ..................................           89,172
                                                                       ---------
                                                                         317,443
                                                                       ---------

                 COMMUNICATIONS 1.74%
  6,200          Sync Resh Inc.* ..............................           24,994
                                                                       ---------

                 COMPUTERS 13.18%
  8,000          Diamond Multimedia Systems Inc.* .............           79,250
  2,500          Euphonix, Inc.* ..............................            3,906
 15,000          Intelligent Electronics Inc.* ................           77,344
  1,000          Seagate Technology Inc.* .....................           22,687
  1,000          Sonic Solutions* .............................            6,563
                                                                       ---------
                                                                         189,750
                                                                       ---------

                 MEDICAL DEVICES 1.98%
  8,000          InSite Vision Inc.* ..........................           28,500
                                                                       ---------



                       See notes to financial statements

                                      -11-


                              MONTEREY MUTUAL FUND
                  Schedules of Investments - November 30, 1997


MURPHY NEW WORLD
TECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
                 SEMI-CONDUCTORS 13.94%
  1,000          Cirrus Logic Inc.* ...........................          $13,312
  2,000          Cypress Semiconductors Corp.* ................           21,875
  3,300          LSI Logic Corp.* .............................           76,725
 25,000          Seeq Technology Inc.* ........................           88,672
                                                                       ---------
                                                                         200,584
                                                                       ---------

                 SEMI CONDUCTOR EQUIPMENT 5.12%
  2,500          Genus Inc.* ..................................           10,703
  6,000          Mattson Technology Inc.* .....................           58,688
  2,000          Trikon Technologies Inc.* ....................            4,313
                                                                       ---------
                                                                          73,704
                                                                       ---------

                 SOFTWARE 10.71%
    500          Adobe Systems Inc.* ..........................           20,969
  4,000          Informix Corp.* ..............................           26,625
  6,900          Macromedia Inc.* .............................           69,323
 10,000          Ross Systems Inc.* ...........................           37,188
                                                                       ---------
                                                                         154,105
                                                                       ---------

TOTAL COMMON STOCKS
                  (Cost $1,252,560)                                    1,166,061
                                                                       ---------

LONG OPTIONS 2.42%
     15          S&P 500 Index Opt Put Dec/960 (Cost $61,575) .           34,875
                                                                       ---------

SHORT TERM INVESTMENTS 5.41%
 77,822          Star Treasury Fund (Cost $77,822) ............           77,822
                                                                       ---------




MURPHY NEW WORLD
TECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS

                   (Cost $1,391,956) .................. 88.86%         1,278,758
COMMON STOCKS SOLD SHORT
     -200       Qualcomm Inc. (Proceeds $6,823) .......  (.94%)          (13,575)
OTHER ASSETS LESS LIABILITIES. ........................ 12.08%           173,839
                                                                       ---------
TOTAL NET ASSETS ......................................100.00%       $ 1,439,022
                                                                     ===========


PIA SHORT TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Principal
Value                                                                      Value
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS 91.95%
                 ASSET BACKED 1.01%
220,450          Prudential Home Ser 1993-59, due 12/25/00 ....         $219,899
314,260          Resident Asset Sec. Tr., due 09/25/26 ........          317,081
                                                                       ---------
                                                                         536,980
                                                                       ---------
                 GOVERNMENT AGENCIES 19.56%
500,000          FHLB L-1998, due 01/15/98 ....................          498,594
     22          FHLMC 1444E, due 01/15/00 ....................               22
 90,226          FHLMC 1295 E, due 03/15/04 ...................           89,994
539,273          FHLMC Arm 755204, due 08/01/15 ...............          560,844
145,124          FHLMC CMO 1210 F, due 01/15/18 ...............          145,581
 27,189          FHLMC CMO 1492FD, due 03/15/23 ...............           27,226
430,113          FHLMC 609231, due 02/01/24 ...................          440,866
1,500,000        FNMA MTN, due 01/06/98 .......................        1,495,781
 68,633          FNMA 1991-91 F due 07/25/98 ..................           68,796
 39,990          FNMA 91-79, due 07/25/98 .....................           40,086
 39,463          FNMA 91-121 F, due 09/25/98 ..................           39,539
685,749          FNMA CMO 91-113 F, 5.189%, due 03/25/02 681,934
 56,393          FNMA 92-143 G, 6.75%, due 10/25/18 ...........           56,442
4,402,725        GNMA ARM 80013, due 11/20/26 .................        4,498,748
705,700          GNMA ARM TBA, due 10/15/27 ...................          710,331
1,000,000        SALLIE MAE, due 02/11/98 .....................          996,563
                                                                      ----------
                                                                      10,351,347
                                                                      ----------


                       See notes to financial statements
                                      -12-


                              MONTEREY MUTUAL FUND
                  Schedules of Investments - November 30, 1997


PIA SHORT TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Principal        (continued)
Value                                                                      Value
--------------------------------------------------------------------------------

             U.S. TREASURY NOTES 71.38%
6,785,000    U.S. Treasury Note 5.625%, due 01/31/98 ...............  $6,785,007
6,000,000    U.S. Treasury Note 8.875%, due 02/15/99 ...............   6,213,756
4,800,000    U.S. Treasury Note 6.00%, due 08/15/99 ................   4,815,005
1,500,000    U.S. Treasury Note 6.00%, due 08/15/00 ................   1,507,032
3,850,000    U.S. Treasury Note 5.50%, due 12/31/00 ................   3,811,500
2,700,000    U.S. Treasury Note 7.75%, due 02/15/01 ................   2,847,658
1,450,000    U.S. Treasury Note 5.625%, due 02/28/01 ...............   1,440,033
4,930,000    U.S. Treasury Note 6.125%, due 12/31/01 ...............   4,971,599
1,700,000    U.S. Treasury Note 6.25%, due 02/28/02 ................   1,722,314
1,500,000    U.S. Treasury Note 6.625%, due 04/30/02 ...............   1,542,189
1,010,000    U.S. Treasury Note 6.25%, due 06/30/02 ................   1,024,520
1,070,000    U.S. Treasury Note 6.25%, due 08/31/02 ................   1,085,716
                                                                      ----------
                                                                      37,766,329
                                                                      ----------

TOTAL LONG TERM INVESTMENTS
                   (cost $48,396,141) .............................   48,654,656
                                                                      ----------

SHORT TERM INVESTMENTS 8.21%
  700,000    American Express Credit Corp.,
             5.50% due 12/23/9 .....................................     697,647
1,237,000    Star Bank Repo, 4.80%, due 12/01/97 ...................   1,237,000
2,500,000    U.S. Treasury Bill, 5.28% due 08/20/98 ................   2,405,390
    3,518    Star Tresury Fund .....................................       3,518
                                                                       ---------
             (cost $4,342,463) .....................................   4,343,555
                                                                       ---------

TOTAL INVESTMENTS

              (cost $52,738,604) .......................... 100.16%   52,998,211
Other assets less liabilities .............................  (.16)%      (85,925)
                                                                       ---------

TOTAL NET ASSETS .........................................  100.00%  $52,912,286
                                                                      ==========



PIA GLOBAL BOND FUND
--------------------------------------------------------------------------------
Principal
Value**                                                                    Value
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS 91.78%

                FOREIGN GOVERNMENT OBLIGATIONS 39.38%
                CANADA

1,200,000    Canadian Government Bond, 7.00%, due 09/01/01 .........    $900,055

                GERMANY

1,400,000    Bundes Obligation 114, 6.50%, due 03/15/00 ............     828,731

800,000      Bundes Republic Deutschland, 6.00%, due 07/04/07 ......     470,612
                                                                       ---------
                                                                       1,299,343
                                                                       ---------
                                                                       2,199,398
                                                                       ---------

             U.S. GOVERNMENT AGENCIES 1.87%
105,000      FHLMC CMO, 6.50%, due 11/15/23 ........................     104,433
                                                                      ----------
             U.S. GOVERNMENT SECURITIES 50.53%
  995,000    U.S. Treasury Notes, 6.00%, due 08/15/00 ..............     999,664
  250,000    U.S. Treasury Notes, 5.75%, due 11/30/02 ..............     249,102
1,545,000    U.S. Treasury Notes, 6.125%, due 08/15/07 .............   1,573,487
                                                                       ---------
                                                                       2,822,253
                                                                       ---------

TOTAL LONG TERM INVESTMENTS
              (cost $5,140,840)                                        5,126,084
                                                                       ---------

SHORT TERM INVESTMENTS 4.98%
278,000      Star Treasury Fund (cost $278,000) ....................     278,000
                                                                       ---------
TOTAL INVESTMENTS
              (cost $5,418,840) .........................   96.76%     5,404,084
OTHER ASSETS LESS LIABILITIES ...........................    3.24%       180,803
                                                                     -----------
TOTAL NET ASSETS ........................................  100.00%   $ 5,584,887
                                                                     ===========


*  Non income producing security
** Currency of Country indicated

                       See notes to financial statements


                              MONTEREY MUTUAL FUND
            Statements of Assets and Liabilites - November 30, 1997



                                                      Murphy
                                                      New World                  Camborne
                                                     Technology       OCM        Government      PIA
                                                    Convertibles      Gold        Income        Equity
                                                    ------------      ----        ------        ------

ASSETS
  Investments in securities, at value
          (See Note 5) .............................  $  855,201   $1,521,699   $1,019,088   $2,867,097
  Cash .............................................     559,321      122,614       25,141       93,681
  Receivable for fund shares sold ..................       1,000            0            0            0
  Income receivable ................................      19,365        1,517       11,594        5,704
  Due from investment advisor ......................       9,838        3,400        1,511          151
  Prepaid expenses and other .......................      12,279        7,468        8,422        2,227
                                                       ---------    ---------    ---------    ---------
          Total Assets .............................   1,457,004    1,656,698    1,065,756    2,968,860
                                                       ---------    ---------    ---------    ---------

LIABILITIES
  Securities sold short, at value ..................           0            0            0            0
  Payable for securities purchased .................           0        8,805       86,843      172,627
  Payable for securities redeemed ..................           0            0            0            0
  Accrued expenses and other .......................      22,408       20,573       16,919       19,284
  Dividends payable ................................           0            0          896            0
  Due to investment advisor ........................           0            0            0            0
                                                       ---------    ---------    ---------    ---------
          Total Liabilities ........................      22,408       29,378      104,658      191,911
                                                       ---------    ---------    ---------    ---------

NET ASSETS
  Capital stock, no par value; unlimited shares
          authorized; shares outstanding ...........   2,281,475    4,960,866    1,217,178    2,307,769
  Undistributed net investment income ..............      11,730            0        2,581            0
  Accumulated net realized gain (loss) on
  investments and foreign currencies ...............    (835,710)  (2,081,473)    (321,271)     329,694
  Net unrealized appreciation (depreciation)
          on investments and foreign currencies ....     (22,899)  (1,252,073)      62,610      139,486
                                                       ---------    ---------    ---------    ---------
  Net Assets .......................................  $1,434,596   $1,627,320   $  961,098   $2,776,949
                                                      ==========   ==========   ==========   ==========

CALCULATION OF MAXIMUM OFFERING PRICE
  Net asset value and redemption price per share ...  $    26.52   $     5.09   $    14.00   $    20.79
  Maximum sales charge (4.50% of offering price
          for Camborne Government Income,

          OCM Gold, PIA Equity) ....................        0.00         0.24         0.66         0.98
                                                       ---------    ---------    ---------    ---------
  Offering price to public .........................  $    26.52   $     5.33   $    14.66   $    21.77
                                                       =========    =========    =========    =========
  Shares Outstanding ...............................      54,104      319,957       68,665      133,589

                       See notes to financial statements
                                      -14-

                                                                                       PIA
                                                      Murphy          Murphy        Short Term
                                                      New World      New World      Government         PIA
                                                    Biotechnology   Technology      Securities      Global Bond
                                                    -------------   ----------      ----------      -----------
ASSETS
  Investments in securities, at value
          (See Note 5) ............................   $ 1,768,977    $ 1,278,758    $52,998,211   $ 5,404,084
  Cash ............................................       576,776        122,872              0       312,733
  Receivable for fund shares sold .................           400         28,300              0             0
  Income receivable ...............................           417            350        877,954       116,016
  Due from investment advisor .....................         9,617          6,815              0         4,718
  Prepaid expenses and other ......................        13,841         28,959          8,656         4,932
                                                      -----------    -----------    -----------   -----------
          Total Assets ............................     2,370,028      1,466,054     53,884,821     5,842,483
                                                      -----------    -----------    -----------   -----------

LIABILITIES
  Securities sold short, at value .................             0         13,575              0             0
  Payable for securities purchased ................             0              0        716,785       249,356
  Payable for securities redeemed .................           540              0              0             0
  Accrued expenses and other ......................        16,499         13,457         18,606         7,332
  Dividends payable ...............................             0              0        236,370           908
  Due to investment advisor .......................             0              0            774             0
                                                      -----------    -----------    -----------   -----------
          Total Liabilities .......................        17,039         27,032        972,535       257,596
                                                      -----------    -----------    -----------   -----------

NET ASSETS
  Capital stock, no par value; unlimited shares
          authorized; shares outstanding ..........     2,361,657      1,336,212     52,608,166     5,620,164
  Undistributed net investment income .............             0              0              0         4,094
  Accumulated net realized gain (loss) on
  investments and foreign currencies ..............      (105,498)       222,761         44,513       (23,939)
  Net unrealized appreciation (depreciation)
          on investments and foreign currencies ...        96,830       (119,951)       259,607       (15,432)
                                                      -----------    -----------    -----------   -----------
  Net Assets ......................................   $ 2,352,989    $ 1,439,022    $52,912,286   $ 5,584,887
                                                      ===========    ===========    ===========   ===========

CALCULATION OF MAXIMUM OFFERING PRICE
  Net asset value and redemption price per share ..   $      8.07    $     19.18    $     10.26   $     20.33
  Maximum sales charge (4.50% of offering price
          for Camborne Government Income,

          OCM Gold, PIA Equity) ...................          0.00           0.00           0.00          0.00
                                                      -----------    -----------    -----------   -----------
  Offering price to public ........................   $      8.07    $     19.18    $     10.26   $     20.33
                                                      ===========    ===========    ===========   ===========
  Shares Outstanding ..............................       291,588         75,012      5,159,215       274,760


                       See notes to financial statements



                              MONTEREY MUTUAL FUND
        Statements of Operations - For the Year Ended November 30, 1997



                                                          Murphy
                                                          New World                  Camborne
                                                          Technology        OCM      Government     PIA
                                                          Convertibles      Gold     Income         Equity
                                                          ------------      ----     ------         ------
INVESTMENT INCOME
        Interest .....................................   $  34,899    $     3,685    $ 72,011    $   7,189
        Dividends ....................................      10,848          8,537           0       27,026
        Other Income .................................       3,158          2,268       2,215            0
                                                           -------        -------     -------      -------
                Total Investment Income ..............      48,905         14,490      74,226       34,215
                                                           -------        -------     -------      -------
EXPENSES
        Distribution fees (Note 4) ...................       7,713         17,076         974       10,845
        Adviser & sub-adviser fees (Note 3) ..........       9,617         17,249       3,896       14,391
        Transfer agent fees ..........................      13,638         13,085      12,074       12,410
        Administrative fees (Note 3) .................      18,081         16,848      15,585       16,848
        Custodian fees ...............................       1,809          1,809       1,809        1,809
        Audit fees ...................................       9,278          8,778       7,282        8,255
        Legal fees ...................................       9,600          8,723       8,757        8,723
        Registration fees ............................      22,796          6,120       6,463       12,854
        Trustees' fees ...............................       1,971          2,106       1,971        1,971
        Printing expense .............................       6,658          5,370       4,274        4,488
        Amortization of deferred organization expenses           0              0           0            0
        Postage expense ..............................       1,095          1,095       1,095        1,095
        Other expenses ...............................       2,235          1,408       3,709        3,284
                                                           -------        -------     -------      -------
        Total expenses ...............................     104,491         99,667      67,889       96,973
        Less: Expense reimbursement from adviser and
                sub-adviser ..........................     (67,142)       (57,581)    (57,176)     (61,859)
                                                           -------        -------     -------      -------
        Net expenses .................................      37,349         42,086      10,713       35,114
                                                           -------        -------     -------      -------
        Net Investment Income (Loss) .................      11,556        (27,596)     63,513         (899)
                                                           -------        -------     -------      -------

REALIZED AND UNREALIZED GAIN
                (Loss) on Investments
        Net Realized Gain (Loss) on Investments
                and foreign currencies ...............     336,435         19,533     (10,449)     325,095
        Net Change in Unrealized Appreciation on
                Investments and foreign currencies ...    (351,081)    (1,008,814)     33,537     (125,645)
                                                           -------        -------     -------      -------
        Net Gain (Loss) on Investments ...............     (14,646)      (989,281)     23,088      199,450
                                                           -------        -------     -------      -------
        Net Increase (Decrease) in Net Assets
                Resulting from Operations ............   $  (3,090)   $(1,016,877)   $ 86,601    $ 198,551
                                                         =========    ===========    ========    =========


* April 1, 1997 (Commencement of operations) through November 30, 1997

                       See notes to financial statements.


                                                                                        PIA
                                                           Murphy        Murphy      Short-Term
                                                          New World     New World    Government     PIA
                                                        Biotechnology   Technology   Securities  Global Bond*
                                                        -------------   ----------   ----------  ------------

INVESTMENT INCOME
        Interest .....................................   $   2,507    $   2,699    $ 1,861,208    $ 138,765
        Dividends ....................................           0          383              0            0
        Other Income .................................       3,018        2,833          1,775            0
                                                             -----        -----      ---------      -------
                Total Investment Income ..............       5,525        5,915      1,862,983      138,765
                                                             -----        -----      ---------      -------

EXPENSES
        Distribution fees (Note 4) ...................       3,650        5,488         15,298            0
        Adviser & sub-adviser fees (Note 3) ..........      11,584       12,512         71,513       10,607
        Transfer agent fees ..........................      13,108       12,676          8,448        8,934
        Administrative fees (Note 3) .................      16,963       16,418         21,930        9,389
        Custodian fees ...............................       1,809        1,809         14,461        4,096
        Audit fees ...................................       5,282        5,282          5,282        5,000
        Legal fees ...................................       8,723        8,723          8,752        6,482
        Registration fees ............................      23,783       26,031         13,712        5,707
        Trustees' fees ...............................       1,971        1,971          1,905        1,250
        Printing expense .............................       5,540        5,945          4,274          738
        Amortization of deferred organization expenses       2,033        2,033              0          161
        Postage expense ..............................       1,095          575            420           26
        Other expenses ...............................       2,012        2,380          2,817        2,173
                                                           -------      -------      ---------      -------
        Total expenses ...............................      97,553      101,843        168,812       54,563
        Less: Expense reimbursement from adviser and
                sub-adviser ..........................     (69,466)     (71,313)       (76,672)     (40,963)
                                                           -------      -------      ---------      -------
        Net expenses .................................      28,087       30,530         92,140       13,600
                                                           -------      -------      ---------      -------
        Net Investment Income (Loss) .................     (22,562)     (24,615)     1,770,843      125,165
                                                           -------      -------      ---------      -------

REALIZED AND UNREALIZED GAIN
                (Loss) on Investments
        Net Realized Gain (Loss) on Investments
                and foreign currencies ...............     (41,445)     220,579         48,409      (23,939)
        Net Change in Unrealized Appreciation on
                Investments and foreign currencies ...     136,885     (230,396)       164,144      (15,432)
                                                           -------      -------      ---------      -------
        Net Gain (Loss) on Investments ...............      95,440       (9,817)       212,553      (39,371)
                                                           -------      -------      ---------      -------
        Net Increase (Decrease) in Net Assets
                Resulting from Operations ............   $  72,878    $ (34,432)   $ 1,983,396    $  85,794
                                                         =========    =========    ===========    =========


* April 1, 1997 (Commencement of operations) through November 30, 1997

                       See notes to financial statements.


                              MONTEREY MUTUAL FUND
                      Statements of Changes in Net Assets

                                                                 MURPHY NEW
                                                                 WORLD TECHNOLOGY                  OCM
                                                                 CONVERTIBLES                      GOLD
                                                                 ------------                      ----

                                                         Year ended     Year ended      Year ended      Year ended
                                                         Nov. 30,        Nov. 30,        Nov. 30,        Nov. 30,
                                                            1997           1996           1997             1996
                                                            ----           ----           ----             ----

OPERATIONS
        Net investment income (loss) ................   $    11,556    $       553    $   (27,596)   $   (21,724)
        Net realized gain (loss) on
                investments and foreign currencies ..       336,435        212,958         19,533        214,071
        Net change in unrealized appreciation
                on investments and foreign currencies      (351,081)       106,973     (1,008,814)      (126,563)
                                                          ---------      ---------      ---------        -------
        Net increase (decrease) in net assets
                resulting from operations ...........        (3,090)       320,484     (1,016,877)        65,784
                                                          ---------      ---------      ---------        -------

        Net equalization (debits) credits ...........             0              0              0              0
                                                          ---------      ---------      ---------        -------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income ........             0         (1,285)             0              0
        Dividends from capital gain .................             0              0              0              0
                                                          ---------      ---------      ---------        -------
                                                                  0         (1,285              0              0
                                                          ---------      ---------      ---------        -------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold ...............       153,112        326,564      2,054,956      2,501,816
        Dividends reinvested ........................             0          1,195              0              0
        Payment for shares redeemed .................      (274,985)      (464,611)      (941,627)    (1,457,789)
                                                          ---------      ---------      ---------        -------
        Net increase (decrease) in net assets
                from fund share transactions ........      (121,873)      (136,852)     1,113,329      1,044,027
                                                          ---------      ---------      ---------        -------
        Net increase (decrease) in net assets .......      (124,963)       182,347         96,452      1,109,811
        NET ASSETS, Beginning of Period .............     1,559,559      1,377,212      1,530,868        421,057
                                                          ---------      ---------      ---------        -------
        NET ASSETS, End of Period ...................   $ 1,434,596    $ 1,559,559    $ 1,627,320    $ 1,530,868
                                                        ===========    ===========    ===========    ===========

CHANGES IN SHARES OUTSTANDING
        Shares sold .................................         5,719         13,949        279,147        266,932
        Shares issued on reinvestment
                of dividends ........................             0             56              0              0
        Shares redeemed .............................       (10,154)       (19,771)      (143,814)      (153,575)
                                                          ---------      ---------      ---------        -------
        Net Increase (decrease) in
                shares outstanding ..................        (4,435)        (5,766)       135,333        113,357
                                                        ===========    ===========    ===========    ===========


*Commencement of Operations

                       See notes to financial statements


                                                                  CAMBORNE                                          MURPHY
                                                                  GOVERNMENT                PIA                    NEW WORLD
                                                                  INCOME                   EQUITY                 BIOTECHNOLOGY
                                                                  ------                   ------                 -------------

                                                       Year ended     Year ended   Year ended   Year ended    Year ended  Year ended
                                                         Nov. 30,       Nov. 30,     Nov. 30,    Nov. 30,      Nov. 30,    Nov. 30,
                                                          1997           1996        1997         1996          1997        1996
                                                          ----           ----        ----         ----          ----        ----

OPERATIONS
        Net investment income (loss) ................ $   63,513    $    52,791   $      (899)  $ (10,668)   $   (22,562) $  (7,980)
        Net realized gain (loss) on
                investments and foreign currencies ..    (10,449)       (16,768)      325,095      89,453        (41,445)    49,534
        Net change in unrealized appreciation
                on investments and foreign currencies     33,537          7,296      (125,645)     41,380        136,885    (10,287)
                                                       ---------        -------       -------     -------        -------    -------
        Net increase (decrease) in net assets
                resulting from operations ...........     86,601         43,319       198,551     120,165         72,878     31,267
                                                       ---------        -------       -------     -------        -------    -------

        Net equalization (debits) credits ...........       (755)         1,072             0           0              0          0
                                                       ---------        -------       -------     -------        -------    -------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income ........    (60,248)       (54,239)            0           0              0          0
        Dividends from capital gain .................          0              0       (22,842)          0              0          0
                                                       ---------        -------       -------     -------        -------    -------
                                                         (60,248)       (54,239)      (22,842)          0              0          0
                                                       ---------        -------       -------     -------        -------    -------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold ...............     24,703        453,736     2,289,022     246,344      2,665,166     55,339
        Dividends reinvested ........................     55,980         39,722        21,270           0              0          0
        Payment for shares redeemed .................   (437,944)      (137,564)     (424,338)   (177,649)      (616,300)  (255,567)
                                                       ---------        -------       -------     -------        -------    -------
        Net increase (decrease) in net assets
                from fund share transactions ........   (357,261)       355,894     1,885,954      68,695      2,048,866   (200,228)
                                                       ---------        -------       -------     -------        -------    -------
        Net increase (decrease) in net assets .......   (331,663)       346,046     2,061,663     188,860      2,121,744   (168,961)
        NET ASSETS, Beginning of Period .............  1,292,761        946,715       715,286     526,426        231,245    400,206
                                                       ---------        -------       -------     -------        -------    -------
        NET ASSETS, End of Period ................... $  961,098    $ 1,292,761   $ 2,776,949   $ 715,286    $ 2,352,989  $ 231,245
                                                      ==========    ===========   ===========   =========    ===========  =========

CHANGES IN SHARES OUTSTANDING
        Shares sold .................................      1,837         34,168       118,526      13,446        342,349      7,403
        Shares issued on reinvestment
                of dividends ........................      4,103          2,948         1,195           0              0          0
        Shares redeemed .............................    (32,396)       (10,221)      (22,574)    (11,283)       (82,922)   (34,577)
                                                       ---------        -------       -------     -------        -------    -------
        Net Increase (decrease) in
                shares outstanding ..................    (26,456)        26,895        97,147       2,163        259,427    (27,174)
                                                      ==========    ===========   ===========   =========    ===========  =========


*Commencement of Operations





                                                                                                  PIA
                                                                  MURPHY                       SHORT-TERM
                                                                 NEW WORLD                     GOVERNMENT                PIA
                                                                 TECHNOLOGY                    SECURITIES             GLOBAL BOND
                                                                 ----------                    ----------             -----------
                                                                                                                    For the Period
                                                          Year ended    Year ended     Year ended     Year ended     April 1, 1997
                                                           Nov. 30,      Nov. 30,       Nov. 30,       Nov. 30,      to November 30,
                                                             1997         1996          1997             1996            1997
                                                             ----         ----          ----             ----            ----

OPERATIONS
        Net investment income (loss) ................   $   (24,615)$   (11,928)   $  1,770,843    $    300,274    $   125,165
        Net realized gain (loss) on
                investments and foreign currencies ..       220,579      20,751          48,409          19,098        (23,939)
        Net change in unrealized appreciation
                on investments and foreign currencies      (230,396)     87,955         164,144          87,797        (15,432)
                                                          ---------     -------      ----------      ----------      ---------
        Net increase (decrease) in net assets
                resulting from operations ...........       (34,432)     96,778       1,983,396         407,169         85,794
                                                          ---------     -------      ----------      ----------      ---------

        Net equalization (debits) credits ...........             0           0               0               0              0
                                                          ---------     -------      ----------      ----------      ---------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income ........             0           0      (1,770,843)       (300,274)      (121,071)
        Dividends from capital gain .................       (25,966)    (28,439)        (19,653)        (29,522)             0
                                                          ---------     -------      ----------      ----------      ---------
                                                            (25,966)    (28,439)     (1,790,496)       (329,796)      (121,071)
                                                          ---------     -------      ----------      ----------      ---------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold ...............     1,284,920     604,440      34,947,791      17,827,441      5,400,000
        Dividends reinvested ........................        24,991      28,186       1,549,280         247,478        120,164
        Payment for shares redeemed .................      (696,855)    (95,434)     (4,241,857)     (1,093,071)             0
                                                          ---------     -------      ----------      ----------      ---------
        Net increase (decrease) in net assets
                from fund share transactions ........       613,056     537,192      32,255,214      16,981,848      5,520,164
                                                          ---------     -------      ----------      ----------      ---------
        Net increase (decrease) in net assets .......       552,658     605,531      32,448,114      17,059,221      5,484,887
        NET ASSETS, Beginning of Period .............       886,364     280,833      20,464,172       3,404,951        100,000
                                                          ---------     -------      ----------      ----------      ---------
        NET ASSETS, End of Period ...................   $ 1,439,022 $   886,364      52,912,286    $ 20,464,172    $ 5,584,887
                                                        =========== ===========      ==========    ============    ===========

CHANGES IN SHARES OUTSTANDING
        Shares sold .................................        64,714      30,965       3,418,519       1,751,176        263,772
        Shares issued on reinvestment
                of dividends ........................         1,245       1,551         151,712          24,510          5,988
        Shares redeemed .............................       (34,173)     (5,056)       (414,658)       (108,439)             0
                                                          ---------     -------      ----------      ----------      ---------
        Net Increase (decrease) in
                shares outstanding ..................        31,786      27,460       3,155,573       1,667,247        269,760
                                                        =========== ===========      ==========    ============    ===========


*Commencement of Operations

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
               Notes to Financial Statements - November 30, 1997


NOTE 1. ORGANIZATION

    Monterey Mutual Fund (the "Fund"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on January 6, 1984 and consists of eight series of shares: the PIA Short Term Government Securities Series, the Camborne Government Income Series (formerly Government Income), the OCM Gold Series (formerly Gold), the PIA Equity Series (formerly Growth), the Murphy New World Biotechnology Series (formerly Gaming and Leisure), the Murphy New World Technology Series (formerly Technology), the Murphy New World Technology Convertibles Series (formerly Growth & Income), and the PIA Global Bond Series (collectively the "Series"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the series are: (1) the PIA Short-Term Government Securities Series, (the "Short-Term Government Series"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) the Camborne Government Income Series, (the "Government Series"), growth of capital, whether over the short or long-term, income and preservation of capital; (3) the OCM Gold Series, (the "Gold Series"), long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals; (4) the PIA Equity Series, (the "Equity Series"), long-term growth of capital; (5) the Murphy New World Biotechnology Series, (the "Biotechnology Series"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; (6) the Murphy New World Technology Series, (the "Technology Series"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; (7) the Murphy New World Technology Convertibles Series (the "Convertibles Series"), to maximize total return through a combination of capital appreciation and income; and (8) the PIA Global Bond Series, (the "Global Bond Series"), to provide a high level of current income through investing in bonds denominated in U.S. dollars and other currencies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Series in the preparation of their financial statements.

    SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

    OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

    The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

    FUTURES   CONTRACTS--The   Equity  Series,  the  Biotechnology  Series,  the
Technology Series, the Convertibles Series, the Government Series, and the Global Bond Series may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Series enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Series agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Series

                              MONTEREY MUTUAL FUND
          Notes to Financial Statements - November 30, 1997 (continued)


as unrealized gains or losses. When the futures contract expires or is closed by the Series, it realizes a gain or loss.

    Financial Instruments with Off Balance Sheet Risk--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

    The predominant market risk is that movements in the prices of the Fund's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.

    Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Fund's futures transactions; therefore the Fund's credit risk is limited to the failure of the exchange.

    Subsequent market fluctuations of securities sold short may require a Fund to purchase securities at prices which exceed the value reflected on the Statement of Assets and Liabilities.

    FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Series paid no Federal Income taxes and no Federal income tax provision was required. At November 30, 1997, Convertibles had a capital loss carry forward of $835,710 expiring as follows: $78,279 in 1998, $739,182 in 1999, and $18,249 in
2002.  Gold had a capital  loss  carryover  of  $2,080,045  expiring as follows:
$173,743  in  1998,  $95,110  in  1999,  $335,282  in  2000,  $348,419  in 2001,
$1,039,696 in 2002 and $87,795 in 2003. Government had a capital loss carry forward of $314,800 expiring as follows: $281,460 in 1998, $12,593 in 2003,
$16,768 in 2004 and $3,979 in 2005. The Biotechnology Series had a capital loss carry forward of $105,498 expiring as follows: $2,547 in 2002 and $61,506 in 2003 and $41,445 in 2005.

    ORGANIZATIONAL COSTS--These costs have been capitalized and are being amortized using the straight-line method over a period of sixty months beginning on commencement of operations

    OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

    The Convertibles Series has an investment advisory agreement with Murphy Investment Management, Inc. ("Murphy"). The Convertibles Series pays Murphy a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                     ASSETS                              FEE RATE
                     ------                              --------
                     0 to $150 million .............       0.625%
                     $150 million to $250 million...       0.500%
                     Over $250 million .............       0.375%

    The Biotechnology Series and Technology Series also have an investment advisory agreement with Murphy. Each Series pays Murphy a fee, computed daily and payable monthly, at an annual rate of 1.00% of their respective net assets.

    The Gold Series has an advisory agreement with Orrell Capital Management, a division of Orrell and Company, Inc. ("Orrell"). Under the agreement, the Gold Series pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

                     ASSETS                            FEE RATE
                     ------                            --------
                     0 to $50 million ..............    1.000%
                     $50 million to $75 million ....    0.875%
                     $75 million to $100 million ...    0.750%
                     $100 million to $150 million ..    0.625%
                     $150 million to $250 million ..    0.500%
                     Over $250 million .............    0.375%

    The Equity Series has an investment advisory agreement with Pacific Income Advisors, Inc. ("PIA"). Equity pays PIA a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                              MONTEREY MUTUAL FUND
          Notes to Financial Statements - November 30, 1997 (continued)


                     ASSETS                           FEE RATE
                     ------                           --------
                     0 to $50 million ..............    1.000%
                     $50 million to $75 million ....    0.875%
                     $75 million to $100 million ...    0.750%
                     $100 million to $150 million ..    0.625%
                     $150 million to $250 million ..    0.500%
                     Over $250 million .............    0.375%

    The Short-Term Government Series and Global Bonds Series each has an investment advisory agreement with PIA. Each Series pays PIA a fee, computed daily and payable monthly, at an annual rate of 0.20% and .40%, respectively, of their net assets.

    The Government Series has both an investment advisory agreement and a sub-advisory agreement with PIA. Under the agreements, Government pays PIA fees, computed daily and payable monthly, at an annual rate of 0.40% of the Government Fund's daily net assets; and PIA pays Camborne Advisors, Inc. a fee computed daily and paid monthly at an annual rate of 0.20% of the Government Fund's daily net assets.

    During the year ended November 30, 1997 the advisers agreed to reimburse the series for expenses in excess of 2.44% of average net assets (for the Gold, Equity, Biotechnology, Technology and Convertibles Series), 1.10% of average net assets for the Government Series, 0.51% of average net assets of the Global Bond Series and 0.30% of average net assets of the Short-Term Government Series. The amounts reimbursed by the advisers in 1997 are set forth in the Statement of Operations.

    The Series has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of .1% of average daily net assets, subject to a monthly minimum.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

    Syndicated Capital, Inc. serves as the Distributor of each Series's shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Fund.

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Series, exept the Global Bond Series, to reimburse the Distributor for marketing expenses incurred in distributing shares of each Series, including the cost of printing sales material and making payments to dealers in each Series shares, in any fiscal year, subject to a limit of 0.99% for the Gold, 0.25% for the Equity Series, Biotechnology, Technology and Convertibles Series, 0.10% for the Government Series, and 0.05% for the Short-Term Government Series. Distribution fees incurred by each Series are set forth in the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

    The cost of purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 1997, were as follows:

                                             PURCHASES       SALES
                                             ---------       -----
            Convertibles Series ...........$   794,698   $ 1,524,285
            Gold Series ...................  1,241,058       273,468
            Government Series .............  1,014,976     1,025,609
            Equity Series .................  3,679,427     1,823,119
            Biotechnology Series ..........  1,555,669       127,393
            Technology Series .............    949,930       585,574
            Short-Term Government Series .. 50,335,247    17,197,227
            Global Bond Series ............  8,227,021     3,072,717

    Unrealized appreciation and depreciation on investments at November 30, 1997 based on cost for Federal income taxes, are as follows:

                                   UNREALIZED    UNREALIZED
                                   APPRECIATION  DEPRECIATION      NET
                                   ------------  ------------      ---

     Convertibles Series ...........$  4,029   ($   26,928)   ($   22,899)
     Gold Series ...................   9,700    (1,261,773)    (1,252,073)
     Government Series .............  64,053        (1,443)        62,610
     Equity Series ................. 203,888       (64,402)       139,486
     Biotechnology Series .......... 300,946      (204,116)        96,830
     Technology Series ............. 154,624      (274,575)      (119,951)
     Short-Term Government Series .. 279,599       (19,992)       259,607
     Global Bond Series ............  49,462       (64,218)       (14,756)


                              MONTEREY MUTUAL FUND
                    MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES
                              Financial Highlights
                (For a share outstanding throughout each period)



                                                                      For the Year Ended November 30,
                                                1997*           1996             1995        1994          1993
                                                -----           ----             ----        ----          ----

Net asset value, beginning
   of period ..........................   $      26.64  $      21.42  $        16.67  $      17.20  $       18.53
                                             ---------    ----------    ------------     ----------    -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income .................            .21          0.01            0.02          0.09           0.07
Net realized and unrealized gain (loss)
   on investments .....................           (.33)         5.23            4.82         (0.58)         (1.22)
                                             ---------    ----------    ------------     ----------    -----------
Total from investment operations ......           (.12)         5.24            4.84         (0.49)         (1.15)
                                             ---------    ----------    ------------     ----------    -----------

LESS DISTRIBUTIONS
Dividends from net investment income ..              0         (0.02)          (0.09)        (0.04)         (0.18)
                                             ---------    ----------    ------------     ----------    -----------
Total distributions ...................              0         (0.02)          (0.09)        (0.04)         (0.18)
                                             ---------    ----------    ------------     ----------    -----------
Net asset value, end of period ........      $   26.52    $    26.64    $      21.42     $    16.67    $     17.20
                                             =========    ==========    ============     ==========    ===========
Total return** ........................           (.45%)       24.49%          29.19%        (2.86%)        (6.26%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..           1,435         1,560           1,377         1,573          2,538
Ratio of expenses to average
   net assets# ........................           2.44%         2.26%           2.44%         2.44%          2.44%
Ratio of net investment income
   (loss) to average net assets .......            .76%         0.04%           0.10%         0.46%          0.21%
Portfolio turnover rate ...............          85.91%        80.93%         151.86%         0.00%          1.59%
Average commission rate per share .....     $    0.1155   $   0.1385




**  Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 6.83%, 5.11%, 6.08%, 5.46% and 4.39% respectively.
* On 12/31/96 Murphy Investment Management, Inc. became the Fund's investment adviser. From 2/1/95 to 12/31/96 MidCap Associates, Inc. was the Fund's investment adviser. Prior to 2/1/95, Monitrend Investment Management, Inc., was the Fund's investment adviser.


                       See notes to financial statements

                         MONTEREY MUTUAL FUND, OCM GOLD
                              Financial Highlights
                (For a share outstanding throughout each period)



                                                                         For the Year Ended November 30,
                                                  1997++           1996*        1995*         1994          1993
                                                  ------           -----        -----         ----          ----
Net asset value, beginning
of period .............................       $     8.29  $         5.91  $     5.87  $      11.94  $       9.84
                                              ----------  --------------  ----------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income .................             (.09)          (0.15)      (0.09)        (0.15)        (0.09)
Net realized and unrealized gain (loss)
on investments ........................            (3.11)           2.53        0.13         (5.92)         2.20
                                              ----------  --------------  ----------  ------------  ------------
Total from investment operations ......            (3.20)           2.38        0.04         (6.07)         2.11
                                              ----------  --------------  ----------  ------------  ------------

LESS DISTRIBUTIONS
Dividends from net investment
income ................................             0.00            0.00        0.00          0.00         (0.01)
                                              ----------  --------------  ----------  ------------  ------------
Total distributions ...................             0.00            0.00        0.00          0.00         (0.01)
                                              ----------  --------------  ----------  ------------  ------------
Net asset value, end of period ........       $     5.09  $         8.29  $     5.91  $       5.87  $      11.94
                                              ==========  ==============  ==========  ============  ============
Total return** ........................           (38.60%)         40.27%       0.68%       (50.84%)       21.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in 000's) ............................            1,627           1,531         421         1,274         3,147
Ratio of expenses to average
net assets# ...........................             2.44%           2.37%       2.44%         2.45%         2.43%
Ratio of net investment income
(loss) to average net assets ..........            (1.60%)         (1.72)%     (1.57)%       (1.26%)       (0.84%)
Portfolio turnover rate ...............            17.68%          35.70%      15.57%         229%          969%
Average commission rate per share .....       $   .0291     $      .0548


*   Based on average shares outstanding.
**  Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 5.78%, 6.15%, 12.52%, 5.58% and 4.55% respectively.
++ On 12/13/96 Orrell and Company, Inc. became the Fund's investment adviser. Prior to 12/31/96 Monitrend Investment Management, Inc. was the Fund's investment adviser except during the period between February 1, 1991 to August 17, 1994 when the investment adviser was Kensington Capital Management Inc.


                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                           CAMBORNE GOVERNMENT INCOME
                              Financial Highlights
                (For a share outstanding throughout each period)






                                                                 For the Year Ended November 30,
                                              1997++        1996         1995         1994         1993
                                              ------        ----         ----         ----         ----
Net asset value, beginning
  of period ...........................   $    13.59  $      13.88  $    12.76  $    14.16  $      13.13
                                          ----------  ------------  ----------  ----------  ------------
INCOME FROM INVESTMENT OPERATIONs
Net investment income .................         0.89          0.73        0.81        0.87          0.72
Net realized and unrealized gain (loss)
  on investments ......................         0.38         (0.28)       1.12       (1.39)         1.08
                                          ----------  ------------  ----------  ----------  ------------
Total from investment operations ......         1.27          0.45        1.93       (0.52)         1.80
                                          ----------  ------------  ----------  ----------  ------------

LESS DISTRIBUTIONS
Dividends from net investment income ..        (0.86)        (0.74)      (0.81)      (0.88)        (0.77)
                                          ----------  ------------  ----------  ----------  ------------
Total distributions ...................        (0.86)        (0.74)      (0.81)      (0.88)        (0.77)
                                          ----------  ------------  ----------  ----------  ------------
Net asset value, end of period ........   $    14.00  $      13.59  $    13.88  $    12.76  $      14.16
                                          ==========  ============  ==========  ==========  ============
Total return** ........................         9.70%         3.42%      15.56%      (3.75%)       13.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in 000's) ..........................          961         1,293         947         882         1,280
Ratio of expenses to average
  net assets# .........................         1.10%         1.07%       1.10%       1.10%         1.10%
Ratio of net investment income
  (loss) to average net assets ........         6.53%         5.35%       6.04%       6.47%         5.14%
Portfolio turnover rate ...............       111.26%       129.17%      91.03%      66.36%          118%



**  Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 6.98%, 5.68%, 5.73%, 5.52% and 3.66% respectively.
++ On 12/13/96 Camborne Investment Corp. became the Fund's investment sub-adviser. Prior to 12/13/96, Pacific Income Advisers, Inc., was the Fund's investment adviser.



                       See notes to financial statements

                        MONTEREY MUTUAL FUND, PIA EQUITY
                              Financial Highlights
                (For a share outstanding throughout each period)





                                                            Year ended   Year ended   Year ended  Year ended    Year ended
                                                            Nov. 30,       Nov. 30,    Nov. 30,     Nov. 30,      Nov. 30,
                                                            1997++         1996*        1995*       1994          1993
                                                            ------         -----        -----       ----          ----

Net asset value, beginning of period ...........        $    19.63  $      15.36  $    11.12  $    13.35  $      13.59
                                                        ----------  ------------  ----------  ----------  ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ..........................             (1.21)        (0.37)      (0.24)      (0.52)        (0.20)
Net realized and unrealized gain (loss)
  on investments ...............................              3.05          4.64        4.48       (1.71)        (0.04)
                                                        ----------  ------------  ----------  ----------  ------------
Total from investment operations ...............              1.84          4.27        4.24       (2.23)        (0.24)
                                                        ----------  ------------  ----------  ----------  ------------

LESS DISTRIBUTIONS
Dividends from net investment income ...........              0.00          0.00        0.00        0.00          0.00
                                                        ----------  ------------  ----------  ----------  ------------
Dividends from Capital Gains ...................             (0.68)         0.00        0.00        0.00          0.00
                                                        ----------  ------------  ----------  ----------  ------------
Total distributions ............................             (0.68)         0.00        0.00        0.00          0.00
                                                        ----------  ------------  ----------  ----------  ------------
Net asset value, end of period .................        $    20.79  $      19.63  $    15.36  $    11.12  $      13.35
                                                        ==========  ============  ==========  ==========  ============
Total return** .................................              9.96%        27.80%      38.13%     (16.70%)       (1.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...........             2,777           715         526         610         1,261
Ratio of expenses to average net assets# .......              2.43%         2.25%       2.44%       2.44%         2.44%
Ratio of net investment income (loss) to average
  net assets ...................................             (0.06%)       (2.07%)     (2.21%)     (2.22%)       (2.02%)
Portfolio turnover rate ........................            139.57%        41.22%      23.75%      26.57%          26%
Average commission rate per share ..............        $    .0600   $     .1054



*   Based on average shares outstanding.
**  Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 6.71%, 11.73%, 11.44%, 8.52% and 6.44% respectively.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.



                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              Financial Highlights
                (For a share outstanding throughout each period)



                                                         Year ended      Year ended  Year ended Year ended  Oct. 21 thru
                                                           Nov. 30,       Nov. 30,   Nov. 30,    Nov. 30,     Nov. 30,
                                                           1997*++        1996*      1995*        1994        1993
                                                           -------        -----      -----        ----        ----


Net asset value, beginning of period ...........       $    7.19  $       6.74  $     6.12  $     7.99  $     8.00
                                                       ---------  ------------  ----------  ----------  ----------
Income from investment operations
Net investment (loss) ..........................           (0.16)        (0.17)      (0.15)      (0.08)      (0.01)
Net realized and unrealized gain
on investments .................................            1.04          0.62        0.77       (1.79)       0.00
                                                       ---------  ------------  ----------  ----------  ----------
Total from investment operations ...............            0.88          0.45        0.62       (1.87)      (0.01)
                                                       ---------  ------------  ----------  ----------  ----------

Less distributions
Dividends from net investment income ...........            0.00          0.00        0.00        0.00        0.00
                                                       ---------  ------------  ----------  ----------  ----------
Total distributions ............................            0.00          0.00        0.00        0.00        0.00
                                                       ---------  ------------  ----------  ----------  ----------
Net asset value, end of period .................       $    8.07  $       7.19  $     6.74  $     6.12  $     7.99
                                                       =========  ============  ==========  ==========  ==========
Total return** .................................           12.24%         6.67%      10.13%     (23.40%)     (0.13%)

Ratios/supplemental data
Net assets, end of period (in 000's) ...........            2353           231         400         824         634
Ratio of expenses to average net assets # ......            2.47%         2.65%       2.89%       2.89%       2.70%+
Ratio of net investment income (loss) to average
net assets .....................................           (1.98%)       (2.31%)     (2.18%)     (1.18%)     (2.03%)+
Portfolio turnover rate ........................           15.09%        02.79%      36.89%      26.58%       0%
Average commission rate per share ..............       $     .0635$        .0961



*   Based on average shares outstanding.
**  Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 8.58%, 15.28%, 9.96%, 6.40% and 5.19%, respectively.
++ On 12/20/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/20/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.


                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                          MURPHY NEW WORLD TECHNOLOGY
                              Financial Highlights
                (For a share outstanding throughout each period)






                                                         Year ended      Year ended   Year ended   Year ended  Oct. 21 thru
                                                         Nov. 30,         Nov. 30,     Nov. 30,     Nov. 30,   Nov. 30,
                                                         1997++           1996*        1995*         1994       1993
                                                         ------           -----        -----         ----       ----


Net asset value, beginning of period ...........       $   20.51  $        17.81  $    14.35  $    14.82  $    15.00
                                                       ---------  --------------  ----------  ----------  ----------
Income from investment operations
Net investment (loss) ..........................           (0.33)          (0.40)      (0.32)      (0.18)      (0.01)
Net realized and unrealized (loss)
on investments .................................           (0.40)           4.86        4.19       (0.29)      (0.17)
                                                       ---------  --------------  ----------  ----------  ----------
Total from investment operations ...............           (0.73)           4.46        3.87       (0.47)      (0.18)
                                                       ---------  --------------  ----------  ----------  ----------

Less distributions
Dividends from net investment income ...........            0.00            0.00        0.00        0.00        0.00
Dividends from Capital Gains ...................           (0.60)          (1.76)      (0.41)       0.00        0.00
                                                       ---------  --------------  ----------  ----------  ----------
Total distributions ............................           (0.60)          (1.76)      (0.41)       0.00        0.00
                                                       ---------  --------------  ----------  ----------  ----------
Net asset value, end of period .................       $   19.18  $        20.51  $    17.81  $    14.35  $    14.82
                                                       =========  ==============  ==========  ==========  ==========
Total return** .................................           (3.69%)         26.32%      26.95%      (3.17%)     (1.20%)

Ratios/supplemental data
Net assets, end of period (in 000's) ...........            1439             886         281         283          38
Ratio of expenses to average net assets# .......            2.44%           2.34%       2.44%       2.44%       1.70%+
Ratio of net investment income (loss) to average
net assets .....................................           (1.96%)         (2.06%)     (1.97%)     (1.79%)     (1.63%)+
Portfolio turnover rate ........................           57.01%          17.33%      40.77%      29.26%          0%
Average commission rate per share ..............       $    .0696  $       .07989



+   Annualized.
*   Based on average shares outstanding.
**  Excluding sales charge. Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 8.13%, 10.44%, 18.74%, 11.19% and 30.48%, respectively.
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment adviser.


                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              Financial Highlights
                     (For a share outstanding each period)



                                                       Year ended      Year ended      Year ended  April 22,1994 thru
                                                        Nov. 30,        Nov. 30,        Nov. 30,      Nov. 30,
                                                         1997             1996*          1995*         1994
                                                         ----             -----          -----         ----


Net asset value, beginning of period ...........       $   10.21  $       10.12  $       9.98  $      10.00
                                                       ---------  -------------  ------------  ------------
Income from investment operations
Net investment (loss) ..........................             .61           0.56          0.57          0.27
Net realized and unrealized gain
on investments .................................            0.06           0.19          0.14         (0.02)
                                                       ---------  -------------  ------------  ------------
Total from investment operations ...............            0.67           0.75          0.71          0.25
                                                       ---------  -------------  ------------  ------------

Less distributions
Dividends from net investment income ...........           (0.61)         (0.56)        (0.57)        (0.27)
Dividends from capital gains ...................           (0.01)         (0.10)         0             0
                                                       ---------  -------------  ------------  ------------
Total distributions ............................           (0.62)         (0.66)        (0.57)        (0.27)
                                                       ---------  -------------  ------------  ------------
Net asset value, end of period .................       $   10.26  $       10.21  $      10.12  $       9.98
                                                       =========  =============  ============  ============
Total return** .................................            6.56%          7.68%         7.50%         2.50%

Ratios/supplemental data
Net assets, end of period (in 000's) ...........           52,912         20,464         3,405         2,041
Ratio of expenses to average net assets# .......             .30%          0.44%         0.46%         0.44%+
Ratio of net investment income (loss) to average
net assets .....................................            5.77%          5.51%         5.71%         4.68%+
Portfolio turnover rate ........................           63.08%         21.54%       163.55%       209.94%+



+   Annualized.
**  Excluding sales charge. Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been .55%, 1.19%, 2.01% and 3.46%, respectively.
*   Based on average shares outstanding


                       See notes to financial statements



                     MONTEREY MUTUAL FUND, PIA GLOBAL BOND
                              Financial Highlights
                (For a share outstanding throughout each period)


                                             April 1, 1997
                                      (Commencement of Operations)
                                         through Nov. 30, 1997
                                         ---------------------
Net asset value, beginning
   of period ...........................      $  20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..................          0.50
Net realized and unrealized gain (loss)
   on investments and foreign currencies          0.32
                                              --------
Total from investment operations .......          0.82
                                              --------

LESS DISTRIBUTIONS
Dividends from net investment income ...         (0.49)
                                              --------
Total distributions ....................         (0.49)
                                              --------
Net asset value, end of period .........      $  20.33
                                              ========
Total return** .........................          4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) ..........................         5,585
Ratio of expenses to average
   net assets ..........................         0.51%+
Ratio of net investment income
   (loss) to average net assets ........         4.71%+
Portfolio turnover rate ................         82.47%



+   Annualized
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 2.05%.
**  Not annualized for periods less than a year.



                       See notes to financial statements

INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Shareholders of
Monterey Mutual Fund


        We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Murphy New World Technology Convertible Series, the OCM Gold Series, the Camborne Government Income Series, the PIA Equity Series, the Murphy New World Biotechnology Series, the Murphy New World Tecnology Series, the PIA Short-Term Government Securities and the PIA Global Bond Series (each series of Monterey Mutual Fund, the "Fund") as of November 30, 1997 and the related statements of operations and changes in net assets and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and with brokers as to securities purchased but not received, or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of as of November 30, 1997 and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen, LLP

New York, New York
December 29, 1997

                              MONTEREY MUTUAL FUND
               Performance Results - Year Ended November 30,1997

 (All performance measurements reflect the maximum sales load charged, for each period shown.)


MURPHY NEW WORLD
TECHNOLOGY CONVERTIBLES FUND


AVERAGE ANNUAL TOTAL RETURNS        VALUE ON 11/30/97
----------------------------        -----------------

1 year        (0.45%)               Tech Convertibles   $15,489
5 years        7.83%                S&P 500             $46,589
Inception      4.55%

              $10,000 Investment made 2/3/88 (Inception Date)


               TOTAL                          TOTAL
               RETURN                        RETURN
YEAR           S&P 500        MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES FUND
----           -------        ---------------------------------------------

1988           10,508.25                     9,550
1989           13,747.44                    10,938
1990           13,272.22                    10,627
1991           15,971.68                    11,053
1992           18,608.01                    10,625
1993           20,483.63                     9,960
1994           20,698.13                     9,647
1995           28,352.76                    12,499
1996           36,252.29                    15,560
1997           46,589.48                    15,489


Past performance is not predictive of future performance.

The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

The MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES FUND showed a small loss for the year of 0.45%. I kept a substantial percentage of the portfolio in cash until after the end of the fiscal year, when I was able to buy technology convertible bonds at what I considered attractive prices due to the Asian crisis. Cash has a low yield relative to the yields available on convertible bonds.


OCM GOLD FUND

AVERAGE ANNUAL TOTAL RETURNS          VALUE ON 11/30/97
----------------------------          -----------------
1 year               (41.36%)         OCM Gold   $2,804
5 years              (13.13%)         S&P 500   $46,589
Inception            (12.14%)


                $10,000 Investment made 2/3/88 (Inception Date)

               TOTAL              TOTAL
               RETURN             RETURN
YEAR           S&P 500          OCM GOLD FUND
----           -------          -------------

1988           10,508.25            9,126
1989           13,747.44           10,566
1990           13,272.22            8,559
1991           15,971.68            7,966
1992           18,608.01            5,416
1993           20,483.63            6,572
1994           20,698.13            3,234
1995           28,352.76            3,256
1996           36,252.29            4,567
1997           46,589.48            2,804


Past performance is not predictive of future performance.

The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

To say the past year was a bad year for gold and gold shares would be an understatement. Over the report period ending 11/30/97, the gold price declined 20.06%$, as strong financial asset (stocks and bonds) markets and fear of central bank gold sales combined to create a negative environment for gold and gold shares. Strong demand for physical bullion, especially in India where import duties were cut, failed to overcome selling by commodity and hedge funds who aggressively sold gold short. In addition, the gold mining industry suffered a blow as a reported multi million ounce gold find in Indonesia turned out to be nothing more than a major fraud by a junior Canadian exploration company, Bre-X Minerals. Your fund did not own any Bre-X Minerals. Unfortunately, the Bre-X scandal affected the credibility of the entire junior exploration sector in which your fund allocates a small percentage of its assets. The Gold Fund's overall performance measured a decline of 38.68% in NAV (41.36% after maximum sales charge) for the fiscal year ending 11/30/97 versus a loss of 41.08% for the XAU (Philadelphia Stock Exchange gold and silver share index). The Gold Fund's advisor anticipates continued strong demand for physical bullion along with the realization central banks are not selling as much gold as feared, will create a more positive price environment for gold in `98. The fund anticipates maintaining its tiered portfolio approach of owning senior, intermediate , mid-tier and junior producers along with a small percentage of junior exploration companies over the coming year.

                              MONTEREY MUTUAL FUND

               Performance Results - Year Ended November 30, 1997

 (All performance measurements reflect the maximum sales load charged, for each period shown.)



CAMBORNE GOVERNMENT
INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS       VALUE ON 11/30/97
----------------------------       -----------------
1 year         4.76%               Camborne Gov't. $13,765
5 years        6.55%               Lehman Index    $14,366
Inception      6.49%

               $10,000 Investment made 10/31/92 (Inception Date)

               TOTAL               TOTAL
              RETURN               RETURN
              LEHMAN              CAMBORNE
             GOVERNMENT          GOVERNMENT
YEAR           INDEX                FUND
----           -----                ----
1992          10,017.00            9,572
1993          11,228.06           10,909
1994          10,824.97           10,500
1995          12,708.51           12,134
1996          13,382.06           12,549
1997          14,365.65           13,765


Past performance is not predictive of future performance.

The Lehman Government Index is an unmanaged index consisting of all US Treasury & Agency bonds weighted according to market capitalization.

The CAMBORNE GOVERNMENT INCOME FUND finished the year with a total return of 9.70% (excluding sales charge), placing it among some of the top performing U.S. Government bond funds in the country. The manager has balanced the portfolio holdings among U.S. Treasury securities, U.S. Government Agency mortgage-backed securities and corporate bonds. The manager will continue active maturity management and sector rotation of the fund to attempt to capitalize on investment opportunities.



PIA EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS      VALUE ON 11/30/97
----------------------------      -----------------
1 year         5.01%               PIA Equity  $17,177
5 years        8.68%               S&P 500     $26,529
Inception     10.01%

                $10,000 Investment made 4/1/92 (Inception Date)


              RETURN               RETURN
              S&P 500             PIA EQUITY
YEAR           INDEX                FUND
----           -----                ----
1992           10,595.85           10,815
1993           11,663.87           10,624
1994           11,786.01            8,850
1995           16,144.74           12,224
1996           20,642.92           15,622
1997           26,529.17           17,177


Past Performance is not predictive of future performance.

The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

The PIA EQUITY FUND generated an annual return of 9.96% (excluding sales charge), having performed weakly during the first half of the period but recovering nicely in the second half of the period. The improvement was due to two strategies employed by the manager. First, the manager increased the fund's level of diversification, increasing from about twenty holdings at the beginning of the period to about forty holdings by the middle of the period. Second, the manager shifted the portfolio holdings to small- and mid-cap companies which demonstrate strong relative value. Although underperforming the market over the period, the fund generated a reasonable return and is positioned to do well in the next period.

                              MONTEREY MUTUAL FUND

               Performance Results - Year Ended November 30, 1997

 (All performance measurements reflect the maximum sales load charged, for each period shown.)

MURPHY NEW WORLD
BIOTECHNOLOGY FUND

AVERAGE ANNUAL TOTAL RETURNS           VALUE ON 11/30/97
----------------------------           -----------------
1 year         12.24%                  Biotech    $10,088
Inception       0.21%                  S&P 500    $22,529

               $10,000 Investment made 10/20/93 (Inception Date)


                    RETURN              RETURN
                    S&P 500        MURPHY NEW WORLD
YEAR                INDEX          BIOTECHNOLOGY FUND
----                -----          ------------------

1993                9,905.12            10,485.00
1994               10,008.85             7,649.00
1995               13,710.34             8,425.00
1996               17,530.26             8,988.00
1997               22,528.94            10,088.00


Past performance is not predictive of future performance.

The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

The MURPHY NEW WORLD BIOTECHNOLOGY FUND rose 12.24% for the fiscal year compared to a gain of 6.73% for the NASDAQ Biotechnology Index. Although the fund outperformed the Index, I am not satisfied with the absolute performance figure. Biotechnology stocks were hard-hit by the Asian crisis, even though I do not see a logical connection between the two. As more companies receive FDA approvals, I expect the group to show substantially better performance.



MURPHY NEW WORLD
TECHNOLOGY FUND

AVERAGE ANNUAL TOTAL RETURNS        VALUE ON 11/30/97
----------------------------        -----------------
1 year          (3.69%)            Technology      $14,868
Inception       10.12%             S&P 500         $22,529

               $10,000 Investment made 10/20/93 (Inception Date)


                    RETURN              RETURN
                    S&P 500        MURPHY NEW WORLD
YEAR                INDEX          TECHNOLOGY FUND
----                -----          ------------------

1993                9,905.12            9,880.00
1994               10,008.85            9,566.00
1995               13,710.34           12,222.00
1996               17,530.26           15,437.00
1997               22,528.94           14,868.00

Past performance is not predictive of future performance.

The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

The MURPHY NEW WORLD TECHNOLOGY FUND declined 3.69% in the fiscal year, substantially underperforming the Standard & Poor's 500 Index. I made two strategic mistakes at the beginning of the year. The first was overweighting smaller capitalization companies in the belief that after a long period of outperformance by large cap companies, there were better relative values in the smaller stocks. As it turned out, large cap again outperformed substantially. Recently, I have been taking advantage of the general decline in technology stocks that followed the crisis in Asia to buy some larger cap companies. The second mistake was to overweight biotechnology relative to electronics. Although some of our biotech companies had clinical success or even FDA approvals during the year, the sector as a whole did not benefit from a "halo" effect. I remain overweighted in these stocks in the belief 1998 will be an excellent year for the group.

                              MONTEREY MUTUAL FUND

               Performance Results - Year Ended November 30, 1997

 (All performance measurements reflect the maximum sales load charged, for each period shown.)

PIA SHORT TERM
GOVERNMENT FUND

AVERAGE ANNUAL TOTAL RETURNS       VALUE ON 11/30/97
----------------------------       -----------------
1 year          6.56%              PIA ST Gov't.   $12,635
Inception       6.69%              Lehman Index    $13,246


           $10,000 Investment made 4/22/94 (Inception Date)

                   RETURN                 RETURN
                   LEHMAN             PIA SHORT TERM
               U.S. GOVERNMENT           GOVERNMENT
YEAR               INDEX                   FUND
----               -----                   ----

1994             9,981.00               10,243.00
1995            11,717.69               11,010.00
1996            12,338.73               11,732.00
1997            13,245.63               12,635.00

Past performance is not predictive of future performance.

The Lehman Government Index is an unmanaged index consisting of all US Treasury & Agency bonds weighted according to market capitalization.

The PIA SHORT TERM GOVERNMENT FUND achieved its goal of generating a high level of current income consistent with low volatility of principal. The fund has grown dramatically in the period, giving the manager additional investment opportunities. The manager's strategy of investing primarily in short-term adjustable rate and floating rate U.S. government securities was the major contributing factor in the fund's ability to maintain its low volatility in the midst of a volatile fixed-income market.




PIA GLOBAL BOND FUND

AVERAGE ANNUAL TOTAL RETURNS        VALUE ON 11/30/97
----------------------------       -----------------
Inception       6.27%              PIA Global      $10,413
                                   Lehman Index    $10,926

             $10,000 Investment made 4/1/97 (Inception Date)

                   TOTAL                  TOTAL
                   RETURN                 RETURN
                   LEHMAN                   PIA
               U.S. GOVERNMENT            GLOBAL
YEAR               INDEX                   FUND
----               -----                   ----

1997            10,926.00                10,413.00

Past performance is not predictive of future performance.

The Lehman Government Index is an unmanaged index consisting of all US Treasury & Agency bonds weighted according to market capitalization.

The PIA GLOBAL BOND FUND completed its first partial year with a return for the eight month period of 6.27%. The portfolio is currently diversified across three of the major industrialized nations, holding bonds issued by the governments of Canada, Germany and the United States. As the fund grows in size, the manager will continue to pursue its strategy of investing in bonds denominated in US dollars and other currencies in order to capitalize on both interest rate and exchange rate opportunities.

                              Monterey Mutual Funds
                                 Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401